SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of antidilutive shares
	Years ended December 31,
	2024	2023
Warrants	1,399,316	1,036,601
Stock options	279,625	82,875
Convertible notes payable	406,629	8,056
Preferred stock	815,000	–
Total	2,900,570	1,127,532